Quarterly Holdings Report
for
Fidelity® Investment Grade Bond ETF
May 31, 2026
FIE-NPRT3-0726
1.9900959.105
Asset-Backed Securities - 8.1%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 1.1%
AIMCO CLO 17 Ltd / AIMCO CLO 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0136% 7/20/2037 (c)(d)(f)	250,000	250,296
AIMCO CLO 19 Ltd / AIMCO CLO 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0252% 10/20/2037 (c)(d)(f)	250,000	250,537
AIMCO CLO 20 Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.21%, 4.8895% 10/16/2038 (c)(d)(f)	1,400,000	1,401,502
AIMCO CLO 22 Ltd / AIMCO CLO 22 LLC Series 2026-22A Class A1R, CME Term SOFR 3 month Index + 1.2%, 4.8254% 4/19/2039 (c)(d)(f)	398,000	398,004
Ares LXX CLO Ltd / Ares LXX CLO LLC Series 2025-70A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9166% 1/25/2039 (c)(d)(f)	250,000	250,313
Bain Capital Credit CLO Ltd / Bain Capital Credit CLO LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9952% 7/18/2038 (c)(d)(f)	250,000	250,446
Bain Capital Credit CLO Series 2025-4A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9021% 1/21/2039 (c)(d)(f)	250,000	250,173
Benefit Street Partners CLO XXXV Ltd Series 2026-35A Class AR, CME Term SOFR 3 month Index + 1.2%, 1.2% 7/25/2039 (c)(d)(f)	298,000	298,000
Blueberry Park CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0252% 10/20/2037 (c)(d)(f)	250,000	250,410
Dryden 108 CLO Ltd / Dryden 108 CLO LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0352% 7/18/2037 (c)(d)(f)	250,000	250,361
Flatiron CLO 26 Ltd / Flatiron CLO 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.0031% 1/15/2038 (c)(d)(f)	250,000	250,903
Hamlin Park CLO Ltd / Hamlin Park CLO LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.0152% 10/20/2037 (c)(d)(f)	250,000	250,498
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.1852% 7/20/2037 (c)(d)(f)	250,000	250,000
Ocp CLO Aegis Ltd Series 2026-39A Class AR, CME Term SOFR 3 month Index + 1.09%, 4.7695% 4/16/2038 (c)(d)(f)	418,000	417,262
OCP CLO Ltd / OCP CLO LLC Series 2026-33AR Class A1R, CME Term SOFR 3 month Index + 1.19%, 1.19% 7/20/2039 (c)(d)(f)	299,000	299,000
TOTAL BAILIWICK OF JERSEY		5,317,705
BERMUDA - 0.1%
RR 27 Ltd Series 2025-27A Class A1AR, CME Term SOFR 3 month Index + 1.23%, 4.9031% 10/15/2040 (c)(d)(f)	378,000	378,345
RR Ltd Series 2026-25A Class A1A2, CME Term SOFR 3 month Index + 1.18%, 4.8531% 4/15/2041 (c)(d)(f)	250,000	250,088
TOTAL BERMUDA		628,433
GRAND CAYMAN (UK OVERSEAS TER) - 4.4%
AIMCO CDO Series 2026-10AR Class A1R3, CME Term SOFR 3 month Index + 1.19%, 1.19% 7/22/2039 (c)(d)(f)	309,000	309,000
AIMCO CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.0204% 7/17/2037 (c)(d)(f)	250,000	250,422
AIMCO CLO Series 2026-BA Class AR3, CME Term SOFR 3 month Index + 1.2%, 4.8795% 4/16/2037 (c)(d)(f)	250,000	250,074
Allegro CLO XII Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.1121% 7/21/2037 (c)(d)(f)	250,000	250,139
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 4.9831% 7/15/2038 (c)(d)(f)	250,000	250,731
Ares LVIII CLO Ltd / Ares LVIII CLO LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.9131% 4/15/2038 (c)(d)(f)	142,000	142,161
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 4.9331% 1/15/2038 (c)(d)(f)	1,900,000	1,906,040
Barings CLO Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.0452% 10/20/2037 (c)(d)(f)	250,000	250,625
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9171% 7/24/2035 (c)(d)(f)	135,609	135,713
Benefit Str Partners CLO XXXIII Ltd / Benefit Str Partners CLO XXXIII LLC Series 2026-33A Class AR, CME Term SOFR 3 month Index + 1.19%, 4.8566% 1/25/2039 (c)(d)(f)	250,000	250,404
Benefit Street Partners CLO 44 Ltd / LLC Series 2025-44A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.8931% 1/15/2039 (c)(d)(f)	250,000	250,559
Benefit Street Partners CLO Xxiii Ltd Series 2026-23A Class A1RR, CME Term SOFR 3 month Index + 1.26%, 4.9031% 4/25/2039 (c)(d)(f)	277,000	277,453
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease US LLC Series 2021-1A Class A, 2.443% 7/15/2046 (c)	931,806	885,086
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 4.9852% 1/20/2038 (c)(d)(f)	250,000	250,209
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.0766% 7/25/2037 (c)(d)(f)	250,000	250,296
Carlyle US CLO Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.8789% 1/20/2039 (c)(d)(f)	250,000	250,095
Cedar Funding XII CLO Ltd / Cedar Funding XII CLO LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 4.8666% 1/25/2038 (c)(d)(f)	120,000	120,231
CIFC Funding Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9031% 10/15/2038 (c)(d)(f)	1,008,000	1,009,721
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 4.9431% 10/15/2038 (c)(d)(f)	250,000	250,471
CIFC Funding Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.25%, 4.9161% 10/23/2038 (c)(d)(f)	105,000	105,485
CIFC Funding Ltd Series 2026-1A Class A1, CME Term SOFR 3 month Index + 1.17%, 4.8219% 4/25/2038 (c)(d)(f)	684,000	684,213
CIFC Funding Ltd Series 2026-6A Class A1R, CME Term SOFR 3 month Index + 1.21%, 4.8822% 7/15/2039 (c)(d)(f)	362,000	362,002
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.0531% 7/15/2037 (c)(d)(f)	250,000	250,400
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.0631% 10/15/2037 (c)(d)(f)	250,000	250,158
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.0531% 10/15/2037 (c)(d)(f)	250,000	250,104
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 4.8331% 4/15/2038 (c)(d)(f)	150,000	150,310
Flatiron CLO 31 Ltd Series 2025-31A Class A1, CME Term SOFR 3 month Index + 1.2%, 4.8969% 1/18/2039 (c)(d)(f)	250,000	250,082
Flatiron CLO 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 4.9536% 10/22/2038 (c)(d)(f)	250,000	251,317
Flatiron CLO Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0352% 10/19/2037 (c)(d)(f)	250,000	250,229
FTAI MRE Cayman Ltd Series 2026-1A Class A, 5.632% 6/15/2051 (c)	250,000	250,450
GoldenTree Loan Management US CLO 30 Ltd Series 2026-30A Class A, CME Term SOFR 3 month Index + 1.18%, 1.18% 7/20/2039 (c)(d)(f)	374,000	374,000
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (c)	87,010	86,626
Lakeside Park CLO Ltd / Lakeside Park CLO LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 4.8231% 4/15/2038 (c)(d)(f)	250,000	249,874
Magnetite CLO Ltd Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 4.9866% 7/25/2038 (c)(d)(f)	250,000	250,369
Magnetite CLO Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 4.8231% 4/15/2038 (c)(d)(f)	100,000	100,040
Magnetite Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 4.9566% 1/25/2038 (c)(d)(f)	250,000	250,793
Magnetite XXVI Ltd / Magnetite XXVI LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 4.818% 1/25/2038 (c)(d)(f)	1,650,000	1,649,010
Magnetite XXVIII Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 4.9131% 1/15/2038 (c)(d)(f)	250,000	250,208
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 4.8431% 4/15/2038 (c)(d)(f)	163,000	163,137
Morgan Stanley Eaton Vance CLO Ltd Series 2026-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9952% 1/20/2037 (c)(d)(f)	260,000	260,475
Neuberger Berman Loan Advisers CLO 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.0752% 7/18/2038 (c)(d)(f)	250,000	250,339
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0252% 7/20/2037 (c)(d)(f)	250,000	250,316
OCP Aegis CLO Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 4.7821% 1/21/2038 (c)(d)(f)	250,000	249,214
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 4.9671% 10/24/2038 (c)(d)(f)	250,000	250,637
OCP CLO Ltd Series 2025-46A Class A, CME Term SOFR 3 month Index + 1.2%, 5.0473% 10/15/2038 (c)(d)(f)	250,000	249,983
OHA Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 4.9052% 4/20/2038 (c)(d)(f)	250,000	250,403
OHA Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.0052% 7/20/2038 (c)(d)(f)	1,000,000	1,000,593
OHA Credit Funding 26 Ltd Series 2026-26A Class A1, CME Term SOFR 3 month Index + 1.19%, 1.19% 7/20/2039 (b)(c)(d)(f)	313,000	313,000
OHA Credit Funding 4 Ltd / OHA Credit Funding 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 4.9536% 1/22/2038 (c)(d)(f)	250,000	250,603
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.0052% 10/20/2037 (c)(d)(f)	250,000	250,521
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.1752% 4/20/2037 (c)(d)(f)	250,000	250,266
OHA Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 4.7819% 2/20/2038 (c)(d)(f)	500,000	500,378
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 4.9952% 1/18/2038 (c)(d)(f)	250,000	250,506
Palmer Square CLO Ltd Series 2025-5A Class A, CME Term SOFR 3 month Index + 1.21%, 4.8852% 10/20/2038 (c)(d)(f)	250,000	250,074
Palmer Square CLO Ltd Series 2026-1A Class A, CME Term SOFR 3 month Index + 1.19%, 4.8604% 4/20/2039 (c)(d)(f)	250,000	250,250
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6131% 7/15/2033 (c)(d)(f)	211,644	211,637
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 4.4511% 2/15/2033 (c)(d)(f)	184,997	184,881
RR 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0231% 10/15/2039 (c)(d)(f)	250,000	250,651
Rr 36 Ltd / Rr 36 LLC Series 2025-36RA Class A1R, CME Term SOFR 3 month Index + 1.29%, 4.9631% 1/15/2040 (c)(d)(f)	473,000	473,680
RR Ltd Series 2026-44A Class A1A, CME Term SOFR 3 month Index + 1.17%, 4.8424% 4/15/2041 (c)(d)(f)	292,000	291,826
Sixth Street CLO XIX Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 4.9604% 7/17/2038 (c)(d)(f)	250,000	250,668
Sixth Street CLO XVIII Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9304% 10/17/2038 (c)(d)(f)	250,000	250,728
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.0004% 7/17/2038 (c)(d)(f)	250,000	250,721
Thunderbolt Aircraft Lease Series 2018-A Class A, 5.96% 9/15/2038 (c)(d)	2,876	2,878
Voya CLO Ltd / Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 4.9852% 1/20/2038 (c)(d)(f)	400,000	400,940
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		21,614,405
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (c)	101,639	102,619
MULTI-NATIONAL - 0.1%
AIMCO CLO Ltd / AIMCO CLO LLC Series 2026-21A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9252% 4/18/2039 (c)(d)(f)	377,000	377,678
OCP CLO Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9252% 1/20/2038 (c)(d)(f)	250,000	250,675
TOTAL MULTI-NATIONAL		628,353
UNITED STATES - 2.4%
AASET Ltd / AASET LLC Series 2025-1A Class A, 5.943% 2/16/2050 (c)	226,112	227,328
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (c)	75,834	73,168
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (c)	194,227	197,915
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (c)	194,227	197,915
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (c)	221,820	222,276
American Tower Trust #1 Series 2023, 5.49% 3/15/2053 (c)	220,000	221,936
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (c)	45,875	45,439
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (c)	350,620	343,549
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (c)	47,750	42,347
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (c)	367,675	363,619
DB Master Finance LLC Series 2021-1A Class A2II, 2.493% 11/20/2051 (c)	207,235	195,389
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (c)	139,300	137,739
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (c)	114,425	113,048
DB Master Finance LLC Series 2026-1A Class A2II, 5.432% 5/20/2056 (c)	189,000	189,000
DB Master Finance LLC Series 2026-1A, 0% 5/20/2056 (c)	225,000	225,000
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (c)	188,000	186,861
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (c)	94,750	94,383
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (c)	48,000	46,062
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2I, 2.662% 4/25/2051 (c)	229,510	217,900
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (c)	48,625	44,336
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.1831% 7/15/2037 (c)(d)(f)	250,000	250,000
Ggam Master Tr Internationa Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (c)	1,709,983	1,695,277
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (c)	235,313	235,098
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (c)	100,000	100,659
GMF Floorplan Owner Revolving Trust Series 2024-4A Class B, 4.98% 11/15/2029 (c)	120,000	120,657
Goldentree Loan Management US CLO Ltd Series 2026-28A Class A, CME Term SOFR 3 month Index + 1.17%, 4.837% 10/20/2039 (c)(d)(f)	174,000	173,991
Green Lakes Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 4.8466% 1/25/2038 (c)(d)(f)	250,000	249,919
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (c)	179,725	181,499
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (c)	94,288	95,227
Magnetite XXXVIII Ltd Series 2026-38AR Class A1R, CME Term SOFR 3 month Index + 1.19%, 1.19% 7/15/2039 (c)(d)(f)	314,000	314,000
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (c)	241,163	235,383
OCP CLO Ltd Series 2025-8RA Class AR2, CME Term SOFR 3 month Index + 1.22%, 4.9004% 10/17/2038 (c)(d)(f)	250,000	250,348
Phantom Aviation Series 2026-1A Class A, 5.24% 1/15/2051 (c)	247,085	240,436
Pk Alift Loan Funding 7 LP Series 2025-2 Class A, 4.75% 3/15/2043 (c)	231,460	228,154
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (c)	1,031,250	987,786
Planet Fitness Master Issuer LLC Series 2025-1A Class A2I, 5.274% 12/6/2055 (c)	130,000	129,017
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (c)	48,265	47,684
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (c)	122,140	122,879
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (c)	55,160	55,423
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (c)	107,365	102,964
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (c)	948,555	929,822
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (c)	212,760	206,754
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (c)	225,000	221,797
Willis Engine Structured Tr V Series 2020-A Class A, 3.228% 3/15/2045 (c)	251,063	243,316
Willis Engine Structured Trust Series 2025-A Class A, 5.582% 6/15/2050 (c)	644,666	647,364
Willis Engine Structured Trust VI Series 2021-A Class A, 3.104% 5/15/2046 (c)	198,908	186,703
Willis Engine Structured Trust VII Series 2025-B Class A, 5.159% 12/15/2050 (c)	338,731	335,047
TOTAL UNITED STATES		11,972,414
TOTAL ASSET-BACKED SECURITIES (Cost $40,214,522)		40,263,929

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Morgan Stanley Bank NA 4.788% 5/10/2030 (d) (Cost $250,000)	250,000	250,709

Commercial Mortgage Securities - 3.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.9%
Ares Commercial Mortgage Trust Series 2026-GCP Class A, CME Term SOFR 1 month Index + 1.25%, 4.8771% 2/15/2043 (c)(d)(f)	117,000	117,037
Barings Issuer LLC Series 2026-SBP Class A, 4.82% 2/26/2059 (c)	312,936	309,309
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.5061% 9/15/2056 (d)	14,000	14,528
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 4.9692% 3/15/2041 (c)(d)(f)	194,059	194,302
BMP Commercial Mortgage Trust Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.2687% 6/15/2041 (c)(d)(f)	100,000	100,094
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.3919% 11/5/2039 (c)(d)	231,000	233,193
BPR Commercial Mortgage Trust Series 2024-PARK Class B, 5.9909% 11/5/2039 (c)(d)	100,000	101,707
BX 2025-DIME Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.7771% 2/15/2035 (c)(d)(f)	278,000	276,610
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.7709% 3/15/2030 (c)(d)(f)	1,159,637	1,157,827
BX 2025-ROIC Trust Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.0206% 3/15/2030 (c)(d)(f)	53,981	53,779
BX 2025-ROIC Trust Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.1704% 3/15/2030 (c)(d)(f)	178,827	178,157
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.0705% 4/15/2040 (c)(d)(f)	371,723	371,956
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.4306% 10/15/2036 (c)(d)(f)	100,000	99,969
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 4.6403% 10/15/2036 (c)(d)(f)	100,000	99,785
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 4.8401% 10/15/2036 (c)(d)(f)	100,000	99,779
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.1181% 4/15/2037 (c)(d)(f)	7,279	7,281
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9199% 12/15/2039 (c)(d)(f)	629,652	630,833
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.2684% 5/15/2041 (c)(d)	64,349	64,408
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0187% 3/15/2041 (c)(d)(f)	373,417	374,000
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 3/15/2043 (c)(d)(f)	402,936	402,432
BX Commercial Mortgage Trust Series 2026-XL6 Class B, CME Term SOFR 1 month Index + 1.45%, 5.0771% 3/15/2043 (c)(d)(f)	186,263	185,797
BX Commercial Mortgage Trust Series 2026-XL6 Class C, CME Term SOFR 1 month Index + 1.6%, 5.2271% 3/15/2043 (c)(d)(f)	899,954	897,996
BX Trust Series 2020-VIV3 Class B, 3.662% 3/9/2044 (c)(d)	500,000	469,862
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 5.5671% 4/15/2037 (c)(d)(f)	7,000	7,003
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.069% 4/15/2041 (c)(d)(f)	139,766	139,941
BX Trust Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 5.3186% 4/15/2041 (c)(d)(f)	70,000	70,087
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.0691% 2/15/2039 (c)(d)(f)	246,148	246,754
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.4186% 2/15/2039 (c)(d)(f)	612,973	614,123
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.3183% 3/15/2041 (c)(d)(f)	70,000	70,109
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 5.568% 3/15/2041 (c)(d)(f)	70,000	70,109
BX Trust Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.0271% 6/15/2035 (c)(d)(f)	100,000	100,094
BX Trust Series 2026-ALOHA Class A, 4.9771% 4/15/2043 (c)(d)	484,000	484,000
BX Trust Series 2026-CIP Class A, CME Term SOFR 1 month Index + 1.2%, 4.85% 5/15/2038 (c)(d)(f)	354,000	354,885
BX Trust Series 2026-LP3 Class A, 5.0071% 4/15/2043 (c)	485,399	486,764
Cent Trust Series 2025-CITY Class A, 5.0909% 7/10/2040 (c)(d)	2,874,000	2,876,207
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (c)	91,986	73,202
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (c)(d)	100,000	100,560
ELP Series 2025-ELP Class A, 4.7573% 11/13/2042 (c)(d)	120,000	118,656
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9271% 10/15/2042 (c)(d)(f)	393,922	394,414
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.2271% 10/15/2042 (c)(d)(f)	57,788	57,914
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 5.4771% 10/15/2042 (c)(d)(f)	992,027	995,438
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 2/15/2043 (c)(d)(f)	831,985	832,766
Extended Stay America Trust Series 2026-ESH2 Class B, CME Term SOFR 1 month Index + 1.4%, 5.0271% 2/15/2043 (c)(d)(f)	39,351	39,498
Extended Stay America Trust Series 2026-ESH2 Class C, CME Term SOFR 1 month Index + 1.6%, 5.2271% 2/15/2043 (c)(d)(f)	26,234	26,381
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.3271% 10/15/2035 (c)(d)(f)(g)	35,000	34,890
Hilton USA Trust Series 2016-HHV Class B, 4.3333% 11/5/2038 (c)(d)	128,000	127,747
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 4.8788% 11/5/2037 (c)(d)	100,000	99,984
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class AFX, 2.8123% 1/16/2037 (c)	1,000,000	900,000
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 5.4915% 3/15/2038 (c)(d)(f)	70,000	66,242
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.1271% 9/15/2040 (c)(d)(f)	141,000	140,736
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.8771% 3/15/2043 (c)(d)(f)	425,000	425,265
Plym Commercial Mortgage Trust Series 2026-IND Class B, CME Term SOFR 1 month Index + 1.45%, 5.0771% 3/15/2043 (c)(d)(f)	484,000	484,000
Plym Commercial Mortgage Trust Series 2026-IND Class C, CME Term SOFR 1 month Index + 1.65%, 5.2771% 3/15/2043 (c)(d)(f)	466,000	465,418
Shops Coml Mtg Trust Series 2026-CSTL Class A, 4.9709% 5/5/2039 (c)(d)	323,000	321,201
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.87% 12/15/2039 (c)(d)(f)	927,000	927,580
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.2195% 12/15/2039 (c)(d)(f)	242,000	242,000
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 5.619% 12/15/2039 (c)(d)(f)	670,000	670,837
TOTAL UNITED STATES		19,505,446
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $19,536,286)		19,505,446

Non-Convertible Corporate Bonds - 23.6%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (c)	25,000	24,718
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canadian Natural Resources Ltd 5% 12/15/2029	125,000	126,860
Cenovus Energy Inc 4.65% 3/20/2031	106,000	105,151
Cenovus Energy Inc 5.4% 3/20/2036	193,000	192,685
TOTAL ENERGY		424,696
TOTAL CANADA		449,414
FRANCE - 0.2%
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA 5.786% 1/13/2033 (c)(d)	186,000	192,376
Societe Generale SA 3% 1/22/2030 (c)	200,000	187,266
Societe Generale SA 5.5% 4/13/2029 (c)(d)	396,000	401,452

TOTAL FRANCE		781,094
GERMANY - 0.4%
Financials - 0.3%
Capital Markets - 0.3%
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (d)	1,119,000	1,124,657
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (d)	200,000	209,680
TOTAL FINANCIALS		1,334,337
Health Care - 0.1%
Pharmaceuticals - 0.1%
Bayer US Finance II LLC 4.375% 12/15/2028 (c)	763,000	756,445
TOTAL GERMANY		2,090,782
IRELAND - 0.7%
Financials - 0.3%
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	964,000	928,810
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.375% 11/15/2030	331,000	325,120
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.375% 12/15/2031	170,000	173,311
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	150,000	151,402
TOTAL FINANCIALS		1,578,643
Industrials - 0.4%
Transportation Infrastructure - 0.4%
Avolon Holdings Funding Ltd 4.2% 4/15/2029 (c)	412,000	405,133
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (c)	384,000	385,530
Avolon Holdings Funding Ltd 4.95% 10/15/2032 (c)	150,000	146,328
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (c)	340,000	341,619
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (c)	149,000	150,851
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (c)	369,000	379,457
TOTAL INDUSTRIALS		1,808,918
TOTAL IRELAND		3,387,561
JAPAN - 0.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NTT Finance Corp 4.567% 7/16/2027 (c)	200,000	200,401
NTT Finance Corp 4.62% 7/16/2028 (c)	200,000	200,152
TOTAL COMMUNICATION SERVICES		400,553
Financials - 0.1%
Banks - 0.1%
Mitsubishi UFJ Financial Group Inc 4.592% 4/18/2030 (d)	200,000	199,639
Mitsubishi UFJ Financial Group Inc 4.847% 4/21/2032 (d)	200,000	199,702
TOTAL FINANCIALS		399,341
TOTAL JAPAN		799,894
MEXICO - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Petroleos Mexicanos 5.95% 1/28/2031	916,000	904,239
Petroleos Mexicanos 6.625% 6/15/2035	500,000	481,874
Petroleos Mexicanos 7.69% 1/23/2050	2,475,000	2,265,937

TOTAL MEXICO		3,652,050
NETHERLANDS - 0.2%
Financials - 0.1%
Banks - 0.1%
ABN AMRO Bank NV 4.988% 12/3/2028 (c)(d)	490,000	492,890
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032	333,000	330,704
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	274,000	274,924
TOTAL INFORMATION TECHNOLOGY		605,628
TOTAL NETHERLANDS		1,098,518
SWITZERLAND - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
UBS Group AG 3.091% 5/14/2032 (c)(d)	150,000	137,694
UBS Group AG 4.194% 4/1/2031 (c)(d)	660,000	644,566
UBS Group AG 5.428% 2/8/2030 (c)(d)	226,000	229,892
UBS Group AG 6.246% 9/22/2029 (c)(d)	847,000	876,272

TOTAL SWITZERLAND		1,888,424
UNITED KINGDOM - 0.7%
Financials - 0.7%
Banks - 0.7%
Barclays PLC 4.219% 5/24/2030 (d)	333,000	327,783
Barclays PLC 5.69% 3/12/2030 (d)	983,000	1,007,052
Barclays PLC 6.224% 5/9/2034 (d)	200,000	211,045
Barclays PLC 6.49% 9/13/2029 (d)	825,000	856,443
NatWest Group PLC 3.073% 5/22/2028 (d)	857,000	845,947

TOTAL UNITED KINGDOM		3,248,270
UNITED STATES - 20.1%
Communication Services - 2.0%
Diversified Telecommunication Services - 0.6%
AT&T Inc 2.55% 12/1/2033	1,422,000	1,204,896
AT&T Inc 4.3% 2/15/2030	136,000	134,773
AT&T Inc 4.4% 4/30/2031	154,000	152,169
AT&T Inc 5.375% 8/15/2035	100,000	101,230
HUT 8 DC LLC 6.192% 11/15/2042 (c)	328,000	331,912
Verizon Communications Inc 2.355% 3/15/2032	845,000	742,033
Verizon Communications Inc 4.5% 8/10/2033	120,000	116,708
Verizon Communications Inc 4.78% 2/15/2035	90,000	87,579
		2,871,300
Entertainment - 0.0%
Walt Disney Co/The 2.65% 1/13/2031	176,000	163,128
Interactive Media & Services - 0.1%
Meta Platforms Inc 4.875% 5/15/2033	348,000	347,001
Meta Platforms Inc 5.25% 5/15/2036	355,000	354,700
		701,701
Media - 1.1%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	1,564,000	1,332,425
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031	565,000	504,822
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	20,000	19,990
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053	915,000	714,106
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	476,000	384,007
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	36,000	37,040
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	1,379,000	1,414,857
Charter Communications Operating LLC / Charter Communications Operating Capital 6.7% 12/1/2055	720,000	681,637
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055	120,000	113,117
Time Warner Cable LLC 5.5% 9/1/2041	60,000	51,770
		5,253,771
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.25% 11/15/2031	395,000	348,122
T-Mobile USA Inc 3.875% 4/15/2030	208,000	202,403
T-Mobile USA Inc 4.2% 10/1/2029	400,000	396,190
T-Mobile USA Inc 4.5% 4/15/2050	116,000	94,606
T-Mobile USA Inc 5.05% 7/15/2033	120,000	120,785
		1,162,106
TOTAL COMMUNICATION SERVICES		10,152,006
Consumer Discretionary - 0.6%
Automobiles - 0.1%
General Motors Financial Co Inc 5.85% 4/6/2030	5,000	5,185
Stellantis Finance US Inc 5.35% 3/17/2028 (c)	490,000	492,603
		497,788
Leisure Products - 0.1%
Brunswick Corp/DE 5.85% 3/18/2029	260,000	266,713
Hasbro Inc 4.65% 3/12/2031	473,000	467,773
		734,486
Specialty Retail - 0.4%
AutoNation Inc 4.45% 1/15/2029	540,000	535,200
AutoZone Inc 5.165% 6/15/2030	107,000	108,745
AutoZone Inc 6.25% 11/1/2028	400,000	415,512
Lowe's Cos Inc 3.35% 4/1/2027	2,000	1,988
Lowe's Cos Inc 3.75% 4/1/2032	652,000	618,101
O'Reilly Automotive Inc 5.1% 3/12/2036	129,000	127,672
		1,807,218
Textiles, Apparel & Luxury Goods - 0.0%
Tapestry Inc 3.05% 3/15/2032	18,000	16,290
TOTAL CONSUMER DISCRETIONARY		3,055,782
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.2%
Kroger Co/The 5.5% 9/15/2054	300,000	281,915
Mars Inc 4.8% 3/1/2030 (c)	125,000	125,895
Mars Inc 5% 3/1/2032 (c)	211,000	213,212
Mars Inc 5.2% 3/1/2035 (c)	431,000	433,902
		1,054,924
Food Products - 0.1%
Conagra Brands Inc 5% 8/1/2030	440,000	439,510
Conagra Brands Inc 8.25% 9/15/2030	100,000	112,260
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 3% 5/15/2032	20,000	17,784
		569,554
TOTAL CONSUMER STAPLES		1,624,478
Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Cheniere Energy Partners LP 5.35% 11/30/2036 (b)(c)	168,000	168,013
Columbia Pipelines Holding Co LLC 4.999% 11/17/2032 (c)	539,000	535,681
Columbia Pipelines Operating Co LLC 5.439% 2/15/2035 (c)	500,000	507,400
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (c)	23,000	23,962
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (c)	589,000	622,187
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (c)	3,000	3,198
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (c)	5,000	5,322
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (c)	3,000	3,270
Energy Transfer LP 4.95% 6/15/2028	148,000	149,186
Energy Transfer LP 5.25% 7/1/2029	23,000	23,432
Energy Transfer LP 5.6% 9/1/2034	256,000	262,118
Energy Transfer LP 5.75% 2/15/2033	627,000	652,781
Energy Transfer LP 6.55% 12/1/2033	170,000	184,797
MPLX LP 4.8% 2/15/2029	138,000	138,816
Occidental Petroleum Corp 5.375% 1/1/2032	153,000	157,168
Occidental Petroleum Corp 6.45% 9/15/2036	465,000	504,970
Occidental Petroleum Corp 7.5% 5/1/2031	619,000	690,111
ONEOK Inc 4.25% 9/24/2027	32,000	31,929
ONEOK Inc 4.4% 10/15/2029	33,000	32,777
ONEOK Inc 4.75% 10/15/2031	65,000	64,612
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	516,000	498,393
Plains All American Pipeline LP / PAA Finance Corp 4.7% 1/15/2031	864,000	859,352
Plains All American Pipeline LP / PAA Finance Corp 5.6% 1/15/2036	100,000	100,774
Targa Resources Corp 4.35% 1/15/2029	109,000	108,571
Targa Resources Corp 4.35% 4/15/2031	216,000	211,589
Targa Resources Corp 4.9% 9/15/2030	702,000	706,661
Targa Resources Corp 5.65% 2/15/2036	224,000	228,735
Targa Resources Corp 6.125% 3/15/2033	100,000	105,799
Western Gas Partners LP 4.05% 2/1/2030 (e)	1,267,000	1,232,081
Western Gas Partners LP 4.8% 3/1/2031	580,000	575,954
Williams Cos Inc/The 3.5% 11/15/2030	650,000	618,594
Williams Cos Inc/The 4.65% 8/15/2032	224,000	221,517
Williams Cos Inc/The 4.8% 11/15/2029	138,000	139,097
Williams Cos Inc/The 5.3% 8/15/2052	2,000	1,831
Williams Cos Inc/The 5.65% 3/15/2033	100,000	103,379
TOTAL ENERGY		10,474,057
Financials - 8.1%
Banks - 3.5%
Bank of America Corp 2.299% 7/21/2032 (d)	250,000	221,218
Bank of America Corp 2.496% 2/13/2031 (d)	948,000	877,436
Bank of America Corp 4.183% 11/25/2027	204,000	203,399
Bank of America Corp 5.015% 7/22/2033 (d)	1,767,000	1,776,366
Bank of America Corp 5.288% 4/25/2034 (d)	100,000	101,601
Bank of America Corp 5.819% 9/15/2029 (d)	1,333,000	1,368,839
Citigroup Inc 2.976% 11/5/2030 (d)	588,000	556,399
Citigroup Inc 3.057% 1/25/2033 (d)	250,000	226,775
Citigroup Inc 4.412% 3/31/2031 (d)	793,000	784,221
Citigroup Inc 4.45% 9/29/2027	190,000	189,997
Citigroup Inc 6.27% 11/17/2033 (d)	865,000	925,129
Citizens Financial Group Inc 2.638% 9/30/2032	305,000	263,578
Citizens Financial Group Inc 5.718% 7/23/2032 (d)	235,000	241,412
JPMorgan Chase & Co 2.963% 1/25/2033 (d)	1,825,000	1,656,040
JPMorgan Chase & Co 4.493% 3/24/2031 (d)	1,020,000	1,015,072
JPMorgan Chase & Co 4.912% 7/25/2033 (d)	260,000	260,496
JPMorgan Chase & Co 5.103% 4/22/2031 (d)	146,000	148,426
JPMorgan Chase & Co 5.35% 6/1/2034 (d)	1,601,000	1,633,393
JPMorgan Chase & Co 5.572% 4/22/2036 (d)	224,000	230,514
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (d)	280,000	279,181
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (d)	330,000	324,982
Wells Fargo & Co 2.879% 10/30/2030 (d)	506,000	477,654
Wells Fargo & Co 4.478% 4/4/2031 (d)	472,000	468,077
Wells Fargo & Co 4.897% 7/25/2033 (d)	690,000	686,979
Wells Fargo & Co 5.15% 4/23/2031 (d)	298,000	302,428
Wells Fargo & Co 5.499% 1/23/2035 (d)	240,000	245,115
Wells Fargo & Co 5.605% 4/23/2036 (d)	235,000	241,088
Wells Fargo & Co 6.303% 10/23/2029 (d)	1,240,000	1,287,644
		16,993,459
Capital Markets - 2.9%
Ares Strategic Income Fund 5.45% 9/9/2028 (c)	122,000	120,998
Ares Strategic Income Fund 5.55% 4/15/2031 (c)	400,000	389,614
Ares Strategic Income Fund 5.6% 2/15/2030	200,000	197,020
Ares Strategic Income Fund 5.7% 3/15/2028	435,000	435,333
Ares Strategic Income Fund 5.8% 9/9/2030 (c)	98,000	96,612
Athene Global Funding 4.721% 10/8/2029 (c)	470,000	464,379
Athene Global Funding 5.339% 1/15/2027 (c)	50,000	50,217
Athene Global Funding 5.38% 1/7/2030 (c)	130,000	130,677
Athene Global Funding 5.583% 1/9/2029 (c)	580,000	588,292
Athene Global Funding U.S. SOFR Index + 0.95%, 4.5799% 4/19/2027 (c)(d)(f)	440,000	440,821
Blackstone Private Credit Fund 5.6% 11/22/2029	56,000	55,377
Blackstone Private Credit Fund 7.3% 11/27/2028	180,000	186,557
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (d)	1,329,000	1,175,141
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (d)	400,000	362,697
Goldman Sachs Group Inc/The 3.8% 3/15/2030	1,014,000	983,825
HPS Corporate Lending Fund 5.15% 4/2/2029 (c)	324,000	317,403
HPS Corporate Lending Fund 5.45% 1/14/2028	340,000	339,062
HPS Corporate Lending Fund 5.45% 11/15/2030	830,000	804,653
LPL Holdings Inc 4.9% 4/3/2028	210,000	210,694
Moody's Corp 5% 8/5/2034	310,000	311,054
Morgan Stanley 2.943% 1/21/2033 (d)	1,184,000	1,067,495
Morgan Stanley 4.431% 1/23/2030 (d)	488,000	485,249
Morgan Stanley 4.493% 1/16/2032 (d)	269,000	264,696
Morgan Stanley 4.654% 10/18/2030 (d)	462,000	460,371
Morgan Stanley 4.708% 3/12/2032 (d)	500,000	495,425
Morgan Stanley 4.809% 4/16/2032 (d)	127,000	126,460
Morgan Stanley 4.889% 7/20/2033 (d)	400,000	398,571
Morgan Stanley 5.192% 4/17/2031 (d)	203,000	206,000
Morgan Stanley 5.32% 7/19/2035 (d)	480,000	484,808
Morgan Stanley 5.664% 4/17/2036 (d)	105,000	108,062
Morgan Stanley 6.342% 10/18/2033 (d)	290,000	310,483
MSCI Inc 5.15% 3/15/2036	83,000	80,691
MSCI Inc 5.25% 9/1/2035	776,000	764,544
Sammons Financial Group Global Funding 4.8% 12/12/2030 (c)	400,000	397,078
Sammons Financial Group Global Funding 5.05% 1/10/2028 (c)	190,000	190,850
Sammons Financial Group Global Funding 5.1% 12/10/2029 (c)	306,000	307,132
Sixth Street Specialty Lending Inc 5.625% 8/15/2030	490,000	486,317
Sixth Street Specialty Lending Inc 6.125% 3/1/2029	15,000	15,218
		14,309,876
Consumer Finance - 0.6%
Ally Financial Inc 7.1% 11/15/2027	88,000	90,924
American Express Co 5.085% 1/30/2031 (d)	121,000	122,852
Capital One Financial Corp 2.359% 7/29/2032 (d)	16,000	13,832
Capital One Financial Corp 5.247% 7/26/2030 (d)	185,000	187,707
Capital One Financial Corp 6.312% 6/8/2029 (d)	416,000	429,218
Capital One Financial Corp 7.624% 10/30/2031 (d)	30,000	33,053
Ford Motor Credit Co LLC 5.73% 9/5/2030	300,000	303,435
Ford Motor Credit Co LLC 5.8% 3/8/2029	230,000	233,400
Ford Motor Credit Co LLC 6.8% 5/12/2028	1,063,000	1,095,936
Stellantis Financial Services US Corp 5.4% 6/15/2029 (c)	224,000	224,566
Stellantis Financial Services US Corp 5.8% 6/15/2031 (c)	249,000	249,479
		2,984,402
Financial Services - 0.4%
Corebridge Financial Inc 3.9% 4/5/2032	805,000	757,596
Corebridge Financial Inc 4.35% 4/5/2042	2,000	1,685
Corebridge Financial Inc 5.75% 1/15/2034	130,000	133,581
Corebridge Financial Inc 6.05% 9/15/2033	22,000	23,073
Equitable Holdings Inc 4.572% 2/15/2029 (c)	690,000	683,348
Equitable Holdings Inc 5% 4/20/2048	34,000	29,783
Jackson Financial Inc 3.125% 11/23/2031	336,000	302,175
Jackson Financial Inc 5.17% 6/8/2027	4,000	4,020
Jackson Financial Inc 5.67% 6/8/2032	34,000	34,390
Sixth Street Lending Partners 6.125% 7/15/2030	108,000	108,700
		2,078,351
Insurance - 0.7%
Assurant Inc 5.55% 2/15/2036	237,000	236,266
Corebridge Global Funding 4.65% 8/20/2027 (c)	84,000	84,089
Corebridge Global Funding 4.9% 12/3/2029 (c)	300,000	300,852
Corebridge Global Funding 5.2% 1/12/2029 (c)	80,000	81,037
Five Corners Funding Trust II 2.85% 5/15/2030 (c)	560,000	521,551
Grand River Funding Trust I 6.311% 2/15/2036 (c)	389,000	389,491
Liberty Mutual Group Inc 4.569% 2/1/2029 (c)	405,000	404,155
Liberty Mutual Group Inc 5.25% 5/1/2036 (c)	226,000	223,289
Lincoln National Corp 3.4% 1/15/2031	724,000	678,716
Lincoln National Corp 5.852% 3/15/2034	100,000	102,843
Marsh & McLennan Cos Inc 4.65% 3/15/2030	390,000	390,666
Unum Group 4% 6/15/2029	56,000	55,010
Unum Group 6% 6/15/2054	230,000	227,380
		3,695,345
TOTAL FINANCIALS		40,061,433
Health Care - 1.2%
Biotechnology - 0.0%
Amgen Inc 5.15% 3/2/2028	7,000	7,087
Health Care Equipment & Supplies - 0.1%
VSP Optical Group Inc 5.4% 6/1/2033 (c)	132,000	132,116
VSP Optical Group Inc 5.45% 12/1/2035 (c)	218,000	215,718
VSP Optical Group Inc 5.65% 6/1/2036 (c)	185,000	184,700
		532,534
Health Care Providers & Services - 1.1%
Centene Corp 2.45% 7/15/2028	13,000	12,324
Centene Corp 2.5% 3/1/2031	329,000	286,608
Centene Corp 2.625% 8/1/2031	5,000	4,342
Centene Corp 3% 10/15/2030	153,000	137,885
Centene Corp 3.375% 2/15/2030	524,000	486,934
Centene Corp 4.625% 12/15/2029	456,000	444,129
Cigna Group/The 2.375% 3/15/2031	337,000	303,667
Cigna Group/The 4.8% 8/15/2038	376,000	356,463
Cigna Group/The 5.4% 3/15/2033	255,000	261,993
CVS Health Corp 5.25% 1/30/2031	146,000	148,986
CVS Health Corp 5.3% 6/1/2033	1,163,000	1,180,195
CVS Health Corp 5.45% 9/15/2035	545,000	551,620
HCA Inc 5.45% 4/1/2031	290,000	296,516
Humana Inc 5.375% 4/15/2031	31,000	31,486
Sabra Health Care LP 3.2% 12/1/2031	1,032,000	937,327
		5,440,475
TOTAL HEALTH CARE		5,980,096
Industrials - 0.8%
Aerospace & Defense - 0.4%
Boeing Co 5.15% 5/1/2030	398,000	404,324
Boeing Co 5.805% 5/1/2050	200,000	197,997
Boeing Co 6.528% 5/1/2034	1,380,000	1,506,494
		2,108,815
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	54,000	56,986
Carrier Global Corp 6.2% 3/15/2054	2,000	2,136
		59,122
Ground Transportation - 0.1%
Uber Technologies Inc 4.15% 1/15/2031	101,000	98,786
Uber Technologies Inc 4.8% 9/15/2035	187,000	182,084
		280,870
Professional Services - 0.2%
Paychex Inc 5.1% 4/15/2030	82,000	82,940
Paychex Inc 5.35% 4/15/2032	554,000	561,233
Paychex Inc 5.6% 4/15/2035	389,000	392,931
Verisk Analytics Inc 4.45% 3/15/2031	56,000	55,079
		1,092,183
Trading Companies & Distributors - 0.1%
Sumisho Air Lease Corp 4.4% 3/24/2028 (c)	164,000	163,179
Sumisho Air Lease Corp 4.5% 3/24/2029 (c)	223,000	221,644
Sumisho Air Lease Corp 4.85% 3/24/2031 (c)	264,000	261,584
		646,407
TOTAL INDUSTRIALS		4,187,397
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.4%
Dell International LLC / EMC Corp 4.15% 2/15/2029	104,000	103,214
Dell International LLC / EMC Corp 4.5% 2/15/2031	280,000	277,560
Dell International LLC / EMC Corp 4.75% 10/6/2032	1,092,000	1,084,562
Dell International LLC / EMC Corp 5.1% 2/15/2036	340,000	338,626
Dell International LLC / EMC Corp 5.75% 2/1/2033	200,000	209,325
Dell International LLC / EMC Corp 6.2% 7/15/2030	140,000	147,709
		2,160,996
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Inc 2.45% 2/15/2031	727,000	660,249
Broadcom Inc 2.6% 2/15/2033	290,000	252,762
Broadcom Inc 3.419% 4/15/2033	870,000	795,024
Broadcom Inc 5.15% 11/15/2031	225,000	229,849
		1,937,884
Software - 0.3%
Oracle Corp 3.9% 5/15/2035	200,000	172,097
Oracle Corp 4.45% 9/26/2030	79,000	76,595
Oracle Corp 4.8% 9/26/2032	339,000	325,749
Oracle Corp 5.2% 9/26/2035	713,000	679,054
Oracle Corp 5.875% 9/26/2045	84,000	75,124
Oracle Corp 5.95% 9/26/2055	125,000	109,306
Oracle Corp 6.1% 9/26/2065	128,000	110,490
VMware LLC 1.4% 8/15/2026	7,000	6,960
		1,555,375
TOTAL INFORMATION TECHNOLOGY		5,654,255
Materials - 0.1%
Chemicals - 0.1%
Celanese US Holdings LLC 7.35% 11/15/2028 (d)	141,000	147,037
Celanese US Holdings LLC 7.55% 11/15/2030 (d)	147,000	156,361
Celanese US Holdings LLC 7.7% 11/15/2033 (d)	69,000	74,100
		377,498
Construction Materials - 0.0%
Amrize Finance US LLC 4.6% 4/7/2027	178,000	178,519
Amrize Finance US LLC 4.7% 4/7/2028	128,000	128,342
		306,861
TOTAL MATERIALS		684,359
Real Estate - 2.5%
Diversified REITs - 0.3%
Piedmont Operating Partnership LP 2.75% 4/1/2032	52,000	44,207
Piedmont Operating Partnership LP 9.25% 7/20/2028	99,000	107,818
VICI Properties LP 4.75% 2/15/2028	57,000	57,077
VICI Properties LP 4.75% 4/1/2028	83,000	82,997
VICI Properties LP 4.95% 2/15/2030	908,000	908,170
VICI Properties LP 5.75% 4/1/2034	76,000	77,517
Vornado Realty LP 2.15% 6/1/2026	1,000	1,000
Vornado Realty LP 3.4% 6/1/2031	3,000	2,741
		1,281,527
Health Care REITs - 0.5%
Healthcare Realty Holdings LP 2.4% 3/15/2030	200,000	182,846
Healthcare Realty Holdings LP 3.1% 2/15/2030	505,000	475,731
Healthpeak OP LLC 5.375% 2/15/2035	490,000	494,131
Omega Healthcare Investors Inc 3.25% 4/15/2033	674,000	597,426
Omega Healthcare Investors Inc 3.375% 2/1/2031	425,000	394,758
Omega Healthcare Investors Inc 3.625% 10/1/2029	60,000	57,661
Ventas Realty LP 2.5% 9/1/2031	287,000	255,660
		2,458,213
Office REITs - 0.2%
COPT Defense Properties LP 2.75% 4/15/2031	1,159,000	1,051,592
COPT Defense Properties LP 4.5% 10/15/2030	124,000	121,817
		1,173,409
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP 8.3% 3/15/2028	9,000	9,338
CBRE Services Inc 2.5% 4/1/2031	8,000	7,202
Essex Portfolio LP 5.5% 4/1/2034	290,000	295,560
Extra Space Storage LP 4.95% 1/15/2033	293,000	290,601
Extra Space Storage LP 5.4% 2/1/2034	100,000	101,162
Tanger Properties LP 2.75% 9/1/2031	481,000	429,810
Tanger Properties LP 3.875% 7/15/2027	74,000	73,435
		1,207,108
Residential REITs - 0.5%
American Homes 4 Rent LP 2.375% 7/15/2031	101,000	89,353
American Homes 4 Rent LP 3.375% 7/15/2051	2,000	1,334
American Homes 4 Rent LP 3.625% 4/15/2032	691,000	643,145
American Homes 4 Rent LP 4.3% 4/15/2052	22,000	17,150
American Homes 4 Rent LP 5.5% 7/15/2034	131,000	132,537
Invitation Homes Operating Partnership LP 2% 8/15/2031	854,000	735,559
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	200,000	197,343
Sun Communities Operating LP 2.3% 11/1/2028	2,000	1,898
Sun Communities Operating LP 2.7% 7/15/2031	673,000	606,087
UDR Inc 5.125% 9/1/2034	55,000	54,795
		2,479,201
Retail REITs - 0.7%
Agree LP 5.6% 6/15/2035	235,000	241,516
Agree LP 5.625% 6/15/2034	611,000	629,276
Brixmor Operating Partnership LP 4.05% 7/1/2030	56,000	54,517
Brixmor Operating Partnership LP 4.85% 2/15/2033	194,000	190,978
Brixmor Operating Partnership LP 5.2% 4/1/2032	213,000	214,980
Brixmor Operating Partnership LP 5.75% 2/15/2035	160,000	165,655
Kite Realty Group Trust 4.75% 9/15/2030	64,000	64,068
NNN REIT Inc 5.5% 6/15/2034	171,000	174,338
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033	117,000	114,706
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	204,000	199,512
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	567,000	587,271
Regency Centers LP 5% 7/15/2032	137,000	138,372
Regency Centers LP 5.1% 1/15/2035	52,000	52,102
		2,827,291
Specialized REITs - 0.1%
American Tower Corp 5% 1/31/2030	410,000	414,662
American Tower Corp 5.55% 7/15/2033	100,000	103,049
		517,711
TOTAL REAL ESTATE		11,944,460
Utilities - 1.3%
Electric Utilities - 0.9%
AEP Texas Inc 5.2% 4/15/2036	107,000	105,294
Cleco Corporate Holdings LLC 4.973% 5/1/2046	100,000	84,988
Consolidated Edison Co of New York Inc 5.375% 5/15/2034	160,000	163,820
Duke Energy Corp 5.45% 6/15/2034	645,000	660,255
Duquesne Light Holdings Inc 2.532% 10/1/2030 (c)	124,000	111,541
Duquesne Light Holdings Inc 2.775% 1/7/2032 (c)	140,000	123,457
Exelon Corp 5.3% 3/15/2033	377,000	385,932
FirstEnergy Transmission LLC 4.55% 1/15/2030	320,000	318,872
FirstEnergy Transmission LLC 4.75% 1/15/2033	115,000	113,156
FirstEnergy Transmission LLC 5% 1/15/2035	290,000	286,816
Southern Co/The 4.85% 3/15/2035	919,000	897,600
Southwestern Electric Power Co 5.2% 4/1/2036	209,000	206,421
Southwestern Electric Power Co 5.3% 4/1/2033	168,000	170,490
Vistra Operations Co LLC 4.55% 10/30/2028 (c)	66,000	65,725
Vistra Operations Co LLC 5% 4/30/2031 (c)	162,000	161,195
Vistra Operations Co LLC 5.25% 4/30/2033 (c)	192,000	190,770
Vistra Operations Co LLC 5.55% 4/30/2036 (c)	331,000	329,625
		4,375,957
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 2.45% 1/15/2031	425,000	380,865
AES Corp/The 3.95% 7/15/2030 (c)	380,000	364,918
		745,783
Multi-Utilities - 0.3%
NiSource Inc 3.6% 5/1/2030	393,000	378,452
Puget Energy Inc 4.1% 6/15/2030	400,000	387,883
Puget Energy Inc 4.224% 3/15/2032	205,000	196,877
Puget Energy Inc 5.725% 3/15/2035	570,000	574,259
		1,537,471
TOTAL UTILITIES		6,659,211
TOTAL UNITED STATES		100,477,534
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $117,689,810)		117,873,541

U.S. Government Agency - Mortgage Securities - 21.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 21.4%
Fannie Mae 2% 3/1/2052	97,060	78,414
Fannie Mae 2.5% 4/1/2052	482,769	411,663
Fannie Mae 2.5% 4/1/2052	51,801	44,333
Fannie Mae 2.5% 6/1/2052	96,657	82,662
Fannie Mae 3% 6/1/2052	73,555	65,548
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	43,540	35,230
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	15,114	12,244
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	19,972	17,443
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	28,053	22,698
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	27,756	22,458
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	49,269	40,111
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	28,549	23,082
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	22,049	17,944
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	16,205	13,203
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	128,080	104,475
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	66,976	54,632
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	59,691	48,690
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	48,621	39,660
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,723,774	1,392,607
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	47,353	38,255
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	31,993	25,846
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	72,847	58,897
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	99,099	86,372
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	45,795	42,326
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	37,052	34,246
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	202,044	163,670
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	78,237	63,182
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	42,255	39,015
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	23,803	19,282
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	13,171	10,676
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	17,472	14,285
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	25,160	20,381
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	57,855	49,461
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	32,034	27,386
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	26,140	22,347
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	19,097	16,326
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2054	100,000	84,678
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	45,039	38,264
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	17,436	14,999
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	19,415	16,592
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2049	272,538	231,716
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2037	148,806	140,417
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	32,792	28,003
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	20,239	17,302
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	181,673	154,461
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	72,831	62,195
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	192,444	164,340
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	375,421	317,310
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	313,166	267,824
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	456,232	392,172
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	419,460	355,581
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	24,668	21,751
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2053	1,368,052	1,205,015
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	194,849	173,333
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	46,564	40,753
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	27,047	23,849
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	46,986	41,856
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	273,931	245,480
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	281,234	250,003
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	41,438	36,927
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	35,703	31,392
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	239,382	213,248
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	47,673	42,215
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	347,519	308,818
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	27,253	24,107
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	856,096	766,110
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	98,092	87,045
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	20,983	19,503
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	117,419	110,013
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	19,125	17,777
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	57,330	53,105
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	83,446	77,509
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	44,169	41,361
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	1,577	1,441
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	54,780	50,472
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	14,312	13,164
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	9,406	8,669
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	279,455	257,389
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	36,829	34,549
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	96,703	88,856
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	212,648	195,525
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	12,770	11,870
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2050	179,603	166,151
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2056	27,836	27,409
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2056	1,249,998	1,230,843
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2056	300,000	295,431
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	173,923	175,046
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	118,159	118,084
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	51,399	52,087
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	129,937	132,649
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2056	696,654	710,105
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	264,354	270,119
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	256,655	262,493
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	233,289	235,388
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	95,218	98,740
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	575,610	593,665
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	222,286	231,359
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	218,077	227,319
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	107,078	111,616
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	64,483	65,891
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	18,931	19,420
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	181,807	188,575
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	36,908	37,861
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	370,736	385,609
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	89,817	93,133
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	280,766	288,215
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	114,341	118,678
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	272,876	287,866
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2054	83,345	87,767
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2055	1,010,097	1,060,349
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2056	647,014	682,757
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2056	194,590	204,412
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	10,259	10,686
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	117,474	123,487
Freddie Mac Gold Pool 1.5% 12/1/2035	19,469	17,559
Freddie Mac Gold Pool 1.5% 2/1/2037	432,775	388,960
Freddie Mac Gold Pool 1.5% 4/1/2051	61,701	47,224
Freddie Mac Gold Pool 2% 1/1/2051	60,937	49,268
Freddie Mac Gold Pool 2% 1/1/2051	29,777	24,075
Freddie Mac Gold Pool 2% 1/1/2051	16,926	13,770
Freddie Mac Gold Pool 2% 1/1/2051	15,834	12,881
Freddie Mac Gold Pool 2% 1/1/2052	274,374	220,976
Freddie Mac Gold Pool 2% 1/1/2052	79,168	64,453
Freddie Mac Gold Pool 2% 11/1/2050	246,449	199,410
Freddie Mac Gold Pool 2% 12/1/2051	45,037	36,666
Freddie Mac Gold Pool 2% 2/1/2051	144,187	116,576
Freddie Mac Gold Pool 2% 2/1/2052	820,025	656,847
Freddie Mac Gold Pool 2% 2/1/2052	20,819	16,982
Freddie Mac Gold Pool 2% 3/1/2051	599,983	486,029
Freddie Mac Gold Pool 2% 3/1/2051	150,553	121,723
Freddie Mac Gold Pool 2% 3/1/2052	993,248	795,600
Freddie Mac Gold Pool 2% 3/1/2052	47,932	38,918
Freddie Mac Gold Pool 2% 6/1/2050	381,278	308,862
Freddie Mac Gold Pool 2% 6/1/2052	1,119,467	905,098
Freddie Mac Gold Pool 2% 7/1/2051	48,846	39,447
Freddie Mac Gold Pool 2% 7/1/2051	18,268	14,752
Freddie Mac Gold Pool 2% 8/1/2050	366,557	296,937
Freddie Mac Gold Pool 2% 8/1/2050	18,471	15,055
Freddie Mac Gold Pool 2% 9/1/2035	643,903	596,335
Freddie Mac Gold Pool 2% 9/1/2050	291,906	236,465
Freddie Mac Gold Pool 2.5% 1/1/2052	622,997	532,406
Freddie Mac Gold Pool 2.5% 1/1/2052	187,768	160,054
Freddie Mac Gold Pool 2.5% 10/1/2051	47,007	39,937
Freddie Mac Gold Pool 2.5% 11/1/2051	61,261	52,487
Freddie Mac Gold Pool 2.5% 12/1/2051	32,622	27,919
Freddie Mac Gold Pool 2.5% 2/1/2035	696,313	660,105
Freddie Mac Gold Pool 2.5% 2/1/2050	123,017	104,591
Freddie Mac Gold Pool 2.5% 2/1/2051	119,996	102,885
Freddie Mac Gold Pool 2.5% 4/1/2042	106,134	94,424
Freddie Mac Gold Pool 2.5% 4/1/2052	753,875	642,839
Freddie Mac Gold Pool 2.5% 4/1/2052	249,900	213,640
Freddie Mac Gold Pool 2.5% 5/1/2051	2,120,184	1,814,535
Freddie Mac Gold Pool 2.5% 5/1/2051	63,995	54,830
Freddie Mac Gold Pool 2.5% 5/1/2051	18,837	16,239
Freddie Mac Gold Pool 2.5% 8/1/2041	123,153	109,965
Freddie Mac Gold Pool 3% 1/1/2052	19,068	16,765
Freddie Mac Gold Pool 3% 10/1/2049	28,768	25,429
Freddie Mac Gold Pool 3% 2/1/2050	49,902	44,345
Freddie Mac Gold Pool 3% 3/1/2050	51,929	45,903
Freddie Mac Gold Pool 3% 3/1/2052	909,585	808,576
Freddie Mac Gold Pool 3% 3/1/2052	42,295	37,506
Freddie Mac Gold Pool 3% 3/1/2052	17,590	15,466
Freddie Mac Gold Pool 3% 4/1/2050	52,383	46,304
Freddie Mac Gold Pool 3% 6/1/2052	57,380	50,810
Freddie Mac Gold Pool 3% 6/1/2052	31,517	27,712
Freddie Mac Gold Pool 3% 6/1/2052	24,621	21,741
Freddie Mac Gold Pool 3% 8/1/2052	279,984	248,804
Freddie Mac Gold Pool 3.5% 1/1/2048	12,483	11,505
Freddie Mac Gold Pool 3.5% 11/1/2047	9,275	8,620
Freddie Mac Gold Pool 3.5% 11/1/2051	225,960	208,400
Freddie Mac Gold Pool 3.5% 2/1/2043	18,779	17,621
Freddie Mac Gold Pool 3.5% 2/1/2053	1,140,126	1,046,894
Freddie Mac Gold Pool 3.5% 4/1/2050	135,515	124,942
Freddie Mac Gold Pool 3.5% 7/1/2042	11,767	11,050
Freddie Mac Gold Pool 3.5% 7/1/2047	10,723	9,976
Freddie Mac Gold Pool 3.5% 7/1/2052	156,439	143,940
Freddie Mac Gold Pool 3.5% 7/1/2052	136,189	124,116
Freddie Mac Gold Pool 3.5% 8/1/2047	16,569	15,416
Freddie Mac Gold Pool 3.5% 9/1/2042	26,406	24,773
Freddie Mac Gold Pool 3.5% 9/1/2042	14,578	13,674
Freddie Mac Gold Pool 4% 2/1/2053	342,374	324,006
Freddie Mac Gold Pool 4% 2/1/2053	126,077	119,313
Freddie Mac Gold Pool 5% 3/1/2056	946,394	931,891
Freddie Mac Gold Pool 5% 4/1/2056	25,770	25,375
Freddie Mac Gold Pool 5% 8/1/2040	342,627	344,839
Freddie Mac Gold Pool 5.5% 1/1/2056	587,825	598,762
Freddie Mac Gold Pool 5.5% 3/1/2053	35,177	35,944
Freddie Mac Gold Pool 5.5% 5/1/2055	146,879	148,115
Freddie Mac Gold Pool 5.5% 9/1/2054	129,397	131,855
Freddie Mac Gold Pool 6% 12/1/2052	54,107	56,122
Freddie Mac Gold Pool 6% 3/1/2056	290,491	301,146
Freddie Mac Gold Pool 6% 4/1/2054	76,723	79,705
Freddie Mac Gold Pool 6% 5/1/2054	184,237	191,743
Freddie Mac Gold Pool 6% 7/1/2054	1,010,192	1,032,723
Freddie Mac Gold Pool 6% 8/1/2055	233,205	242,342
Freddie Mac Gold Pool 6.5% 11/1/2055	198,663	208,318
Freddie Mac Gold Pool 6.5% 4/1/2056	352,587	372,892
Freddie Mac Gold Pool 6.5% 5/1/2055	265,121	279,187
Freddie Mac Gold Pool 6.5% 6/1/2054	156,527	165,517
Freddie Mac Gold Pool 6.5% 9/1/2054	187,037	197,720
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	174,994	181,343
Ginnie Mae I Pool 3.5% 7/20/2052	181,442	165,150
Ginnie Mae I Pool 3.5% 8/20/2052	90,492	82,367
Ginnie Mae I Pool 3.5% 9/20/2052	364,410	331,690
Ginnie Mae I Pool 4% 10/20/2052	39,776	37,465
Ginnie Mae I Pool 4.5% 4/20/2053	40,707	39,453
Ginnie Mae II Pool 2% 1/20/2051	439,935	361,452
Ginnie Mae II Pool 2% 10/20/2050	970,233	797,449
Ginnie Mae II Pool 2% 11/20/2050	66,958	55,034
Ginnie Mae II Pool 2% 12/20/2050	82,865	68,108
Ginnie Mae II Pool 2% 3/20/2052	2,831,266	2,325,291
Ginnie Mae II Pool 2% 6/1/2056 (b)	825,000	677,057
Ginnie Mae II Pool 2% 9/20/2050	91,014	74,806
Ginnie Mae II Pool 2% 9/20/2051	146,189	120,064
Ginnie Mae II Pool 2.5% 1/20/2055	175,062	149,920
Ginnie Mae II Pool 2.5% 12/20/2051	514,589	440,765
Ginnie Mae II Pool 2.5% 3/20/2052	488,202	418,164
Ginnie Mae II Pool 2.5% 4/20/2052	292,836	250,825
Ginnie Mae II Pool 2.5% 5/20/2052	416,724	356,941
Ginnie Mae II Pool 2.5% 6/1/2056 (b)	2,300,000	1,968,485
Ginnie Mae II Pool 2.5% 8/20/2051	252,832	216,639
Ginnie Mae II Pool 3% 3/20/2050	43,760	39,047
Ginnie Mae II Pool 3% 4/20/2052	512,567	456,209
Ginnie Mae II Pool 3% 5/20/2051	88,292	78,646
Ginnie Mae II Pool 3% 6/20/2051	23,612	21,021
Ginnie Mae II Pool 3% 7/20/2051	143,403	127,736
Ginnie Mae II Pool 3% 8/20/2051	402,641	358,652
Ginnie Mae II Pool 3.5% 8/20/2047	140,184	129,777
Ginnie Mae II Pool 4% 10/20/2055	541,675	504,021
Ginnie Mae II Pool 4.5% 11/20/2054	580,942	560,283
Ginnie Mae II Pool 5% 6/1/2056 (b)	1,200,000	1,185,309
Ginnie Mae II Pool 5% 7/1/2056 (b)	425,000	419,266
Ginnie Mae II Pool 5.5% 2/20/2055	148,634	150,005
Ginnie Mae II Pool 5.5% 6/1/2056 (b)	6,525,000	6,565,552
Ginnie Mae II Pool 5.5% 7/1/2056 (b)	4,350,000	4,369,727
Ginnie Mae II Pool 6% 12/20/2054	55,822	57,210
Ginnie Mae II Pool 6% 6/1/2056 (b)	1,350,000	1,375,281
Ginnie Mae II Pool 6% 7/1/2056 (b)	875,000	890,907
Ginnie Mae II Pool 6.5% 6/1/2056 (b)	275,000	286,258
Uniform Mortgage Backed Securities 2% 6/1/2056 (b)	11,300,000	9,041,324
Uniform Mortgage Backed Securities 2% 7/1/2056 (b)	7,600,000	6,078,813
Uniform Mortgage Backed Securities 2.5% 6/1/2056 (b)	2,500,000	2,093,652
Uniform Mortgage Backed Securities 3% 6/1/2056 (b)	2,275,000	1,987,781
Uniform Mortgage Backed Securities 3% 7/1/2056 (b)	100,000	87,315
Uniform Mortgage Backed Securities 3.5% 6/1/2056 (b)	1,800,000	1,637,016
Uniform Mortgage Backed Securities 4.5% 6/1/2056 (b)	100,000	96,031
Uniform Mortgage Backed Securities 5% 6/1/2041 (b)	4,600,000	4,623,719
Uniform Mortgage Backed Securities 5% 6/1/2056 (b)	5,675,000	5,585,442
Uniform Mortgage Backed Securities 5% 7/1/2041 (b)	1,850,000	1,857,154
Uniform Mortgage Backed Securities 5.5% 6/1/2056 (b)	2,275,000	2,286,020
Uniform Mortgage Backed Securities 6% 6/1/2056 (b)	1,300,000	1,327,422
Uniform Mortgage Backed Securities 6.5% 6/1/2056 (b)	5,400,000	5,610,938
TOTAL UNITED STATES		106,922,748
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $106,792,980)		106,922,748

U.S. Treasury Obligations - 46.6%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bonds 3.625% 2/15/2053	3.89 to 4.43	1,211,000	960,427
US Treasury Bonds 3.625% 5/15/2053	4.20	300,000	237,702
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	676,000	573,966
US Treasury Bonds 4.125% 8/15/2053	4.05 to 4.79	10,175,000	8,823,235
US Treasury Bonds 4.25% 2/15/2054	4.26 to 4.78	2,220,000	1,965,827
US Treasury Bonds 4.25% 8/15/2054	4.63 to 4.65	579,000	512,845
US Treasury Bonds 4.5% 11/15/2054	4.34 to 4.99	4,463,000	4,122,348
US Treasury Bonds 4.625% 11/15/2055	4.68 to 4.92	8,350,000	7,882,922
US Treasury Bonds 4.625% 2/15/2055	4.52 to 4.66	2,960,000	2,791,805
US Treasury Bonds 4.625% 5/15/2054	4.22 to 4.68	1,670,000	1,574,497
US Treasury Bonds 4.75% 11/15/2053	4.77 to 4.79	270,000	259,443
US Treasury Bonds 4.75% 2/15/2056	4.67 to 5.03	4,240,000	4,086,300
US Treasury Bonds 4.75% 5/15/2055	4.67 to 4.97	5,554,000	5,345,725
US Treasury Bonds 4.75% 8/15/2055	4.64 to 5.19	21,430,000	20,633,909
US Treasury Bonds 5% 5/15/2056	5.12 to 5.18	900,000	902,672
US Treasury Notes 3.5% 11/30/2030	3.66 to 3.75	2,680,000	2,611,430
US Treasury Notes 3.5% 2/28/2031	3.73	300,000	291,914
US Treasury Notes 3.625% 10/31/2030	3.51 to 4.31	17,730,000	17,374,015
US Treasury Notes 3.625% 12/31/2030	3.72 to 3.83	11,140,000	10,905,886
US Treasury Notes 3.625% 9/30/2030	3.65 to 3.74	1,460,000	1,431,484
US Treasury Notes 3.625% 9/30/2031	3.92	2,000,000	1,948,047
US Treasury Notes 3.75% 1/31/2031	3.58 to 3.83	2,090,000	2,056,201
US Treasury Notes 3.75% 10/31/2032	3.70 to 4.46	16,630,000	16,163,580
US Treasury Notes 3.75% 11/30/2032	3.87 to 3.95	8,300,000	8,062,996
US Treasury Notes 3.75% 12/31/2030	3.91 to 4.08	1,900,000	1,869,570
US Treasury Notes 3.75% 2/28/2033	3.88 to 3.93	1,200,000	1,163,672
US Treasury Notes 3.875% 12/31/2032	3.92 to 4.07	12,600,000	12,321,914
US Treasury Notes 3.875% 4/30/2031	4.03 to 4.32	3,450,000	3,409,840
US Treasury Notes 3.875% 8/15/2033	3.69 to 4.90	5,614,000	5,467,290
US Treasury Notes 3.875% 8/15/2034	4.23 to 4.27	2,320,000	2,243,473
US Treasury Notes 3.875% 8/31/2032	3.78 to 3.95	5,580,000	5,468,618
US Treasury Notes 3.875% 9/30/2032	3.84 to 3.93	1,175,000	1,151,087
US Treasury Notes 4% 1/31/2033	3.71 to 4.07	4,540,000	4,469,772
US Treasury Notes 4% 11/15/2035	4.17 to 4.28	2,020,000	1,953,719
US Treasury Notes 4% 6/30/2032	3.87 to 4.18	2,740,000	2,707,034
US Treasury Notes 4% 7/31/2032	3.97 to 4.14	2,800,000	2,764,672
US Treasury Notes 4.125% 2/15/2036	4.01 to 4.61	16,916,000	16,501,029
US Treasury Notes 4.125% 4/30/2033	4.21 to 4.49	5,000,000	4,953,125
US Treasury Notes 4.125% 5/31/2032	3.75 to 4.31	2,256,000	2,244,777
US Treasury Notes 4.25% 11/15/2034	4.18 to 4.51	3,934,000	3,899,731
US Treasury Notes 4.25% 2/28/2031	4.22 to 4.33	1,140,000	1,145,344
US Treasury Notes 4.25% 3/31/2033	4.13	800,000	798,750
US Treasury Notes 4.25% 8/15/2035	3.93 to 4.63	19,955,000	19,709,461
US Treasury Notes 4.375% 5/15/2034	3.80 to 4.44	2,590,000	2,595,868
US Treasury Notes 4.375% 5/15/2036	4.59 to 4.66	3,810,000	3,790,355
US Treasury Notes 4.5% 11/15/2033	4.18 to 4.29	1,289,000	1,304,206
US Treasury Notes 4.5% 12/31/2031	4.15 to 4.56	4,965,000	5,040,639
US Treasury Notes 4.625% 2/15/2035	4.53	1,000,000	1,017,344
US Treasury Notes 4.625% 4/30/2031	4.45 to 4.56	1,500,000	1,531,406
US Treasury Notes 4.625% 9/30/2030	4.46 to 4.71	1,395,000	1,422,355
TOTAL U.S. TREASURY OBLIGATIONS (Cost $236,900,104)			232,464,227

Money Market Funds - 9.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i) (Cost $49,103,627)	3.67	49,093,808	49,103,627

TOTAL INVESTMENT IN SECURITIES - 113.5% (Cost $570,487,329)	566,384,227
NET OTHER ASSETS (LIABILITIES) - (13.5)%	(67,665,553)
NET ASSETS - 100.0%	498,718,674

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 6/1/2056	(825,000)	(677,057)
Ginnie Mae II Pool 5% 6/1/2056	(425,000)	(419,796)
Ginnie Mae II Pool 5.5% 6/1/2056	(4,350,000)	(4,377,034)
Ginnie Mae II Pool 6% 6/1/2056	(875,000)	(891,386)
Uniform Mortgage Backed Securities 2% 6/1/2056	(10,425,000)	(8,341,222)
Uniform Mortgage Backed Securities 2.5% 6/1/2056	(2,000,000)	(1,674,922)
Uniform Mortgage Backed Securities 3% 6/1/2056	(2,175,000)	(1,900,406)
Uniform Mortgage Backed Securities 3.5% 6/1/2056	(1,800,000)	(1,637,016)
Uniform Mortgage Backed Securities 5% 6/1/2041	(1,850,000)	(1,859,539)
Uniform Mortgage Backed Securities 5% 6/1/2056	(750,000)	(738,164)
Uniform Mortgage Backed Securities 6.5% 6/1/2056	(2,525,000)	(2,623,633)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(25,140,175)

TOTAL TBA SALE COMMITMENTS (Proceeds $24,957,659)		(25,140,175)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $78,556,548 or 15.8% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Level 3 security.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	12,558,820	110,381,854	73,836,653	935,083	(393)	(1)	49,103,627	49,093,808	0.1%
Total	12,558,820	110,381,854	73,836,653	935,083	(393)	(1)	49,103,627

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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